Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 19,639	$ 14,257	$ 43,451
Accounts receivable, net	10,020	13,535
Prepaid media costs	6,287	6,332
Amount due from an equity investee	6	6
Other current assets	5,628	2,461
Short-term investments	6,573	1,939
Other non-current assets	324	145
Total assets	49,597	163,704
Liabilities
Accounts payable	5,192	4,462
Deferred revenue	8,680	7,611	$ 8,174
Lease liabilities	1,099
Bank borrowings	1,933	1,965
Income tax payable	1,468	1,487
Accrued liabilities and other current liabilities	15,726	10,157
Deferred tax liabilities	1,077	1,111
Total liabilities	$ 35,215	$ 122,452
Related Party | Subsidiaries of the Group
Liabilities
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
VIE
Assets
Cash and cash equivalents	$ 1,340	$ 1,024
Accounts receivable, net	3,726	2,338
Prepaid media costs	225	191
Other current assets	945	918
Short-term investments	413	1,536
Other non-current assets		10
Total assets	14,662	13,989
Liabilities
Accounts payable	1,891	1,065
Deferred revenue	5	0
Lease liabilities	101	112
Bank borrowings	1,933	1,951
Income tax payable	427	433
Accrued liabilities and other current liabilities	660	646
Deferred tax liabilities	0	26
Total liabilities	6,030	5,271
VIE | Related Party | Subsidiaries of the Group
Assets
Amount due from an equity investee	8,013	7,972
Liabilities
Amounts due to subsidiaries of the Group	$ 1,013	$ 1,038